Risk/Return Detail Data - VIPEquity-IncomePortfolio-InitialServiceService2PRO	Apr. 30, 2025 USD ($)
Risk/Return:
Registrant Name	Variable Insurance Products Fund
VIPEquity-IncomePortfolio-InitialServiceService2PRO | VIP Equity-Income Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: VIP Equity-Income Portfolio℠ /Initial Class, Service Class, Service Class 2
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	VIP Equity-Income Portfolio℠ seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500 ® Index.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Text]	Fees
(fees paid directly from your investment)
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 21 % of the average value of its portfolio.
Portfolio Turnover, Rate	21.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in equity securities. Normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap "value" stocks. Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Potentially using covered call options as tools in managing the fund's assets. Effective December 11, 2025, normally investing at least 80% of assets in income-producing equity securities. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Income-producing equity securities are equity securities that pay, or are expected to pay within the next three months, dividends or interest. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2020
Highest Quarterly Return	15.71%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(22.06%)
Performance Table Heading	Average Annual Returns
VIPEquity-IncomePortfolio-InitialServiceService2PRO | VIP Equity-Income Portfolio | VIP Equity-Income Portfolio - Initial Class
Risk/Return:
Management fee	0.46%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Total annual operating expenses	0.47%
1 year	$ 48
3 years	151
5 years	263
10 years	$ 591
2015	(4.08%)
2016	18.02%
2017	12.89%
2018	(8.29%)
2019	27.44%
2020	6.69%
2021	24.89%
2022	(4.96%)
2023	10.65%
2024	15.35%
VIPEquity-IncomePortfolio-InitialServiceService2PRO | VIP Equity-Income Portfolio | VIP Equity-Income Portfolio - Service Class
Risk/Return:
Management fee	0.46%	[1]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.01%	[1]
Total annual operating expenses	0.57%
1 year	$ 58
3 years	183
5 years	318
10 years	$ 714
VIPEquity-IncomePortfolio-InitialServiceService2PRO | VIP Equity-Income Portfolio | VIP Equity-Income Portfolio - Service Class 2
Risk/Return:
Management fee	0.46%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[1]
Total annual operating expenses	0.72%
1 year	$ 74
3 years	230
5 years	401
10 years	$ 894
VIPEquity-IncomePortfolio-InitialServiceService2PRO | VIP Equity-Income Portfolio | Return Before Taxes | VIP Equity-Income Portfolio - Initial Class
Risk/Return:
Label	Initial Class
Past 1 year	15.35%
Past 5 years	10.08%
Past 10 years	9.21%
VIPEquity-IncomePortfolio-InitialServiceService2PRO | VIP Equity-Income Portfolio | Return Before Taxes | VIP Equity-Income Portfolio - Service Class
Risk/Return:
Label	Service Class
Past 1 year	15.24%
Past 5 years	9.97%
Past 10 years	9.11%
VIPEquity-IncomePortfolio-InitialServiceService2PRO | VIP Equity-Income Portfolio | Return Before Taxes | VIP Equity-Income Portfolio - Service Class 2
Risk/Return:
Label	Service Class 2
Past 1 year	15.06%
Past 5 years	9.80%
Past 10 years	8.94%
VIPEquity-IncomePortfolio-InitialServiceService2PRO | VIP Equity-Income Portfolio | RS008
Risk/Return:
Label	Russell 3000® Value Index
Past 1 year	13.98%
Past 5 years	8.60%
Past 10 years	8.40%
VIPEquity-IncomePortfolio-InitialServiceService2PRO | VIP Equity-Income Portfolio | RS003
Risk/Return:
Label	Russell 3000® Index
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%

[1]	A Adjusted to reflect current fees.